******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23018
Reporting Period: 07/01/2020 - 12/04/2020
Stone Ridge Trust III

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23018


Stone Ridge Trust III
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: (855)-609-3680


Date of fiscal year end: October 31, 2021

Date of reporting period: July 1, 2020 to December 4, 2020


Item 1. Proxy Voting Record.

=============== Stone Ridge All Asset Variance Risk Premium Fund ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.


=========== Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust III


By (Signature and Title)* /s/ Ross Stevens
                          Ross Stevens, President, Chief Executive Officer and Principal Executive Officer Date

Date  January 8, 2021


By (Signature and Title)* /s/ Anthony Zuco
                          Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer


Date  January 8, 2021

* Print the name and title of each signing officer under his or her signature.